Derivative financial instruments - Assets and liabilities (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about hedges
Non-current assets	$ 74		$ 102	$ 171
Current assets	87		83	142
Current liabilities	(93)		(79)	(33)
Non-current liabilities	(164)		(45)	(2)
Total	(96)		61	278
Borrowings	29,232		$ 30,781	$ 20,380
Increase (decrease) in derivatives through reclassifications	$ 0
Maximum
Disclosure of detailed information about hedges
Typical maturity period of forward exchange contracts for existing transactions	1 month
0.875% Non-callable bond due 2021
Disclosure of detailed information about hedges
Notional amount | €		€ 750			€ 750
Interest rate on borrowings	0.875%	0.875%	0.875%	0.875%	0.875%
Interest rate swaps
Disclosure of detailed information about hedges
Non-current assets			$ 25	$ 45
Current assets	$ 1
Total	1		25	45
Other derivatives
Disclosure of detailed information about hedges
Non-current assets	19		15
Current assets	85		70	48
Current liabilities	(80)		(79)	(30)
Total	24		6	18
Equity warrants
Disclosure of detailed information about hedges
Non-current assets	19		15
Fair value hedges | 0.875% Non-callable bond due 2021
Disclosure of detailed information about hedges
Hedged item, liabilities | €		€ 300			€ 300
Fair value hedges | Cross currency swaps
Disclosure of detailed information about hedges
Current assets				43
Total				43
Cash flow hedges | Cross currency swaps
Disclosure of detailed information about hedges
Non-current assets				107
Current assets				43
Non-current liabilities	(160)		(43)
Total	(160)		(43)	150
Cash flow hedges | Forward contract
Disclosure of detailed information about hedges
Current assets	1		13	8
Current liabilities	(13)			(3)
Total	(12)		13	5
Net investment hedges | Cross currency swaps
Disclosure of detailed information about hedges
Non-current assets	55		62	19
Non-current liabilities	(4)		(2)	(2)
Total	$ 51		$ 60	$ 17